Annual Operating Expenses {- Fidelity Advisor® Balanced Fund} - 08.31 Fidelity Advisor Balanced Fund AMCIZ PRO-16 - Fidelity Advisor® Balanced Fund	Oct. 30, 2021
Fidelity Advisor Balanced Fund-Class A
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.20%
Total annual operating expenses	0.83%
Fidelity Advisor Balanced Fund-Class M
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.19%
Total annual operating expenses	1.07%
Fidelity Advisor Balanced Fund-Class C
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.20%
Total annual operating expenses	1.58%
Fidelity Advisor Balanced Fund - Class I
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Total annual operating expenses	0.57%
Fidelity Advisor Balanced Fund-Class Z
Operating Expenses:
Management fee	0.38%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.45%